================================================================================

                                  FMC STRATEGIC
                                   VALUE FUND

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2001
ADVISED BY:
FIRST MANHATTAN CO.
================================================================================

MANAGER'S DISCUSSION OF FUND PERFORMANCE



Dear Shareholders:

As reflected in the following table, the FMC Strategic Value Fund ("the Fund") produced attractive returns for the six and twelve-month periods ended April 30, 2001.


                                          PERIOD ENDED APRIL 30, 2001
                                          ---------------------------
                                          Six Months        12 Months
                                          ----------        ---------
FMC Strategic Value Fund                     18.0%             31.4%
Russell 2000 Value Index                     14.6              24.3

While the time period was also favorable for our benchmark, the Russell 2000 Value Index, this was not the case for the S&P 500 Index which, even after a spirited rally during the month of April, declined by 12% and 13% in the six and twelve months periods, respectively. While lofty valuations in the technology sector continues as a fundamental issue, this was exacerbated by a downturn in the economy, which became particularly notable late in calendar 2000. Investor expectations seemed to be out of sync with the downward earnings revisions that ensued.

For our part, performance over the recent period has been broad based. The energy sector in general continues to perform well as a tight supply/demand balance for natural gas and electricity has had an especially positive impact on holdings like Fluor, HS Resources, and OSCA. A number of other holdings that are quite sensitive to the economy such as our furniture stocks, Ethan Allen Interiors and Furniture Brands International, and a brass fittings company, Mueller Industries, have performed well. Earnings for these latter companies, although lower, are performing better than expected because of decisive management action to control costs. Finally, as is usually the case when performance is good, mistakes were held to a minimum.

One disappointment has been our investment in U.S. Industries. Although the company controls leading franchise products such as Jacuzzi, Eljer and Zurn in plumbing supplies, and Ames and True Temper in garden tools, we believe that management, among other things, has blundered with certain acquisitions that have proved costly and dilutive.

While it is unrealistic to expect our stock market performance to continue at its recent pace, we believe that our portfolio is still conservatively valued at current prices for long-term appreciation. As can be seen in the table on the following page listing our ten largest holdings, the average price/earnings multiple is around 12.7 times current year estimates, which is a sharp discount to the 22.5 P/E multiple for the market in general as measured by the S&P 500.

                            FMC STRATEGIC VALUE FUND
                              TEN LARGEST HOLDINGS

                                     Price            2001E            2001E             2002E            2002E
Company                             4/30/01            EPS              P/E               EPS              P/E
-------                             -------          ------            -----             ------           -----
HS Resources #                      $ 46.62          $ 7.00             7.1X             $ 8.00            6.2X
Denison InternationalADR 15.60         1.45           10.8              1.65               9.5
FMC                                   71.69            6.50            11.0                7.45            9.6
United Stationers*                    28.47            3.15             9.1                4.00            7.1
Rowan                                 33.19            1.90            17.5                2.70           12.3
Fluor                                 52.71            2.00            26.4                2.50           21.1
Agrium                                11.48            1.35             8.5                1.70            6.8
New England Business*                 18.50            2.60             7.1                2.85            6.5
Tecumseh Products                     49.30            3.75            13.1                4.50           11.0
Mueller Industries                    32.35            2.00            16.2                2.75           11.8

Portfolio Average                                                      12.7                               10.2
S&P 500                             1249.49           55.63            22.5               61.94           20.2

* CASH EPS (BEFORE AFTER TAX AMORTIZATION CHARGES)
# SUBSEQUENT TO APRIL 30, 2001, THE COMPANY ENTERED INTO AN AGREEMENT WITH KERR
  MCGEE TO BE ACQUIRED FOR $66 PER SHARE IN A COMBINATION OF CASH AND STOCK.

Two recent portfolio additions included in the list above which we think are attractive values are FMC and United Stationers.

FMC is a stock where we think the parts are worth more than the whole. In fact, the company is in the process of dividing into two public companies including an IPO whereby it plans to sell up to 20% of its Machinery business and then spin out the balance by year-end. The Machinery business, which includes a leading position in equipment for deep water oil and gas production, is in the early stages of what appears to be a long term upward demand cycle for this equipment. Based on its proposed IPO price, the P/E will be at a sharp discount to its peer group. It also means that we have purchased FMC's remaining Chemical business for about 8 times earnings, which we think is a very conservative valuation given the fact that the three major contributors to the Chemical group enjoy double-digit profit margins.

United Stationers ("USTR") is a well-managed company that is the largest distributor of office products in the United States. Despite the sensitivity of its business to the economy, USTR continues to deliver top and bottom line growth by taking advantage of consolidation opportunities in its market. We were able to acquire our position for less than 10 times free cash flow, which we believe is quite inexpensive. This depressed pricing has been created in part by the bankruptcy filing of a large USTR customer. For various reasons we think the disruption to USTR will be minimal and that over time the market fear will prove exaggerated.

In summary, while the value sector has enjoyed solid performance over the past 12-18 months, we believe that our portfolio is well positioned for longer term gains.

We appreciate your continued confidence.

Sincerely,

/S/ EDWARD I. LEFFERMAN
-----------------------
    Edward I. Lefferman
    Portfolio Manager

                                [GRAPHIC OMITTED]

     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

          TOTAL RETURN 1
---------------------------------
                       ANNUALIZED
SIX MONTH   ONE YEAR   INCEPTION
 RETURN      RETURN    TO DATE 2
---------------------------------
 18.04%      31.38%     17.01%
---------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE FMC STRATEGIC VALUE FUND VERSUS THE RUSSELL 2000 VALUE INDEX

                  FMC Strategic Value Fund         Russell 2000 Value Index
                  ------------------------         ------------------------
 8/31/98                 10000                              10000
10/31/98                 11114                              10879
10/31/99                 11143                              10957
10/31/00                 13813                              12853
04/01/01                 16305                              14732


(1) These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's share, when redeemed, may be worth more or less than original cost.
(2) The FMC Strategic Value Fund commenced operations on August 17, 1998. The performance reflected in the graph begins at the end of the month operations commenced.


                                [GRAPHIC OMITTED]

     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                             PORTFOLIO COMPOSITION

   Insurance 2.9%
   Metals & Metal Fabricate 3.3%
   Banks 3.3%
   Household Furniture & Fixtures 4.9%
   Transportation 5.4%
   Professional Services 5.8%
   Manufacturing 6.3%
   Chemicals 9.3%
   Food, Beverage & Tobacco 2.5%
   U.S. Treasury Obligations 16.4%
   Petroleum & Fuel Products 15.8%
   Machinery 13.4%
   Office Equipment & Supplies 10.7%

  % of Portfolio


STATEMENT OF NET ASSETS                                          FMC STRATEGIC VALUE FUND

April 30, 2001                                                                (Unaudited)

                                                                                   Market
                                                                                   Value
                                                                     Shares        (000)
-----------------------------------------------------------------------------------------
COMMON STOCK (83.4%)
BANKS (3.2%)
   North Fork Bancorporation ......................................  18,000       $   478
                                                                                  -------
CHEMICALS (9.2%)
   Agrium .........................................................  45,000           517
   Crompton .......................................................  28,863           292
   MacDermid ......................................................  10,000           173
   PolyOne ........................................................  45,000           380
                                                                                  -------
                                                                                    1,362
                                                                                  -------
FOOD, BEVERAGE & TOBACCO (2.5%)
   Corn Products International ....................................  15,000           367
                                                                                  -------
HOUSEHOLD FURNITURE & FIXTURES (4.9%)
   Ethan Allen Interiors ..........................................  10,000           355
   Furniture Brands International* ................................  10,000           227
   U.S. Industries ................................................  26,000           133
                                                                                  -------
                                                                                      715
                                                                                  -------
INSURANCE (2.9%)
   Commerce Group .................................................  12,300           424
                                                                                  -------
MACHINERY (13.4%)
   AZZ International ..............................................  26,800           477
   Denison International ADR* .....................................  38,000           593
   Gardner Denver* ................................................  21,000           407
   Tecumseh Products, Cl A ........................................  10,000           493
                                                                                  -------
                                                                                    1,970
                                                                                  -------
MANUFACTURING (6.3%)
   Actuant, Cl A* .................................................  23,200           354
   FMC* ...........................................................   8,000           574
                                                                                  -------
                                                                                      928
                                                                                  -------
METALS & METAL FABRICATE (3.3%)
   Mueller Industries* ............................................  15,000           485
                                                                                  -------
OFFICE EQUIPMENT & SUPPLIES (10.7%)
   Moore ..........................................................  50,000           205
   New England Business Service ...................................  27,000           499
   Pitney Bowes ...................................................   9,000           343
   United Stationers* .............................................  18,700           532
                                                                                  -------
                                                                                    1,579
                                                                                  -------

--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.
                                        4


STATEMENT OF NET ASSETS                                          FMC STRATEGIC VALUE FUND

April 30, 2001                                                                (Unaudited)

                                                                    Shares/       Market
                                                                  Face Amount      Value
                                                                     (000)         (000)
-----------------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS (15.8%)
   Cooper Cameron* ................................................   4,200       $   265
   EOG Resources ..................................................   5,700           264
   HS Resources* ..................................................  19,000           943
   OSCA* ..........................................................  12,000           318
   Rowan* .........................................................  16,000           531
                                                                                  -------
                                                                                    2,321
                                                                                  -------
PROFESSIONAL SERVICES (5.8%)
   Advo* ..........................................................  10,000           325
   Fluor ..........................................................  10,000           527
                                                                                  -------
                                                                                      852
                                                                                  -------
TRANSPORTATION (5.4%)
   Trinity Industries .............................................  20,000           390
   WABTEC .........................................................  30,000           401
                                                                                  -------
                                                                                      791
                                                                                  -------
TOTAL COMMON STOCK
   (Cost $10,352) .................................................                12,272
                                                                                  -------

U.S. TREASURY OBLIGATIONS (16.5%)
   U.S. Treasury Bills
     0.000%, 05/03/01 .............................................  $  610           610
     0.000%, 06/07/01 .............................................     626           624
     0.000%, 06/21/01 .............................................     514           511
     0.000%, 08/16/01 .............................................     691           683
                                                                                  -------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $2,427) ..................................................                 2,428
                                                                                  -------
TOTAL INVESTMENTS (99.9%)
   (Cost $12,779) .................................................                14,700
                                                                                  -------
OTHER ASSETS AND LIABILITIES, NET (0.1%) ..........................                     9
                                                                                  -------

NET ASSETS:
   Portfolio Shares (unlimited authorization -- no par value)
     based on 1,192,852 outstanding shares of beneficial interest .                12,507
   Undistributed net investment income ............................                     7
   Accumulated net realized gain on investments ...................                   274
   Net unrealized appreciation on investments .....................                 1,921
                                                                                  -------
TOTAL NET ASSETS (100.0%) .........................................              $14,709
                                                                                  -------
   Net Asset Value, Offering and Redemption Price Per Share .......               $ 12.33
                                                                                  -------

*NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS


    The accompanying notes are an integral part of the financial statements.
                                        5

STATEMENT OF OPERATIONS (000)                           FMC STRATEGIC VALUE FUND

For the six month period ended April 30, 2001                        (Unaudited)



-------------------------------------------------------------------------------
Investment Income:
   Dividend Income .................................................    $    67
   Interest Income .................................................         70
-------------------------------------------------------------------------------
     Total Investment Income .......................................        137
-------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ........................................         63
   Administrative Fees .............................................         37
   Professional Fees ...............................................         16
   Printing Fees ...................................................          7
   Transfer Agent Fees .............................................         14
   Trustee Fees ....................................................          3
   Registration and Filing Fees ....................................          9
   Custodian Fees ..................................................          3
-------------------------------------------------------------------------------
     Total Expenses ................................................        152
-------------------------------------------------------------------------------
   Less: Investment Advisory Fees Waived ...........................        (58)
         Administrative Fees Waived ................................        (12)
-------------------------------------------------------------------------------
   Net Expenses ....................................................         82
-------------------------------------------------------------------------------
     Net Investment Income .........................................         55
-------------------------------------------------------------------------------
   Net Realized Gain from Securities Sold ..........................        274
   Net Change in Unrealized Appreciation on Investment Securities ..      1,727
-------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments ...............      2,001
-------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations ............    $ 2,056
===============================================================================


    The accompanying notes are an integral part of the financial statements.


STATEMENT OF CHANGES IN NET ASSETS (000)                                                           FMC STRATEGIC VALUE FUND

For the six month period ended April 30, 2001 (Unaudited) and the year ended
October 31, 2000


                                                                              11/01/00             11/01/99
                                                                             TO 04/30/01          TO 10/31/00
---------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income...............................................        $    55             $    84
   Net Realized Gain from Securities Sold .............................            274               1,663
   Net Change in Unrealized Appreciation on Investment Securities .....          1,727                 467
---------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations..............          2,056               2,214
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ..............................................            (55)                (75)
   Realized Capital Gains..............................................         (1,663)               (322)
---------------------------------------------------------------------------------------------------------------------------
     Total Distributions ..............................................         (1,718)               (397)
---------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ........................................          1,666                 859
   Reinvestment of Cash Distributions .................................          1,695                 397
   Cost of Shares Redeemed ............................................            (66)             (1,549)
---------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets Derived from
            Capital Share Transactions.................................          3,295                (293)
---------------------------------------------------------------------------------------------------------------------------
     Total Increase in Net Assets .....................................          3,633               1,524
---------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ................................................         11,076               9,552
---------------------------------------------------------------------------------------------------------------------------
   End of Period ......................................................        $14,709             $11,076
===========================================================================================================================
Shares Issued and Redeemed:
    Shares Issued .....................................................            139                  81
    Shares Issued in Lieu of Cash Distributions .......................            156                  39
    Shares Redeemed ...................................................             (6)               (142)
---------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Share Transactions ....................            289                 (22)
===========================================================================================================================


    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                    FMC STRATEGIC VALUE FUND

For a Share Outstanding For Each Period

For the six month period ended April 30, 2001 (Unaudited) and for the periods ended October 31,






          Net                                                             Net
         Asset                Realized and  Distributions Distributions  Asset
         Value,       Net      Unrealized     from Net        from       Value,
       Beginning  Investment  Gain (Loss)    Investment      Capital      End
       of Period    Income    on Securities    Income         Gains    of Period
       ---------  ----------  ------------- ------------- ------------ ---------
2001*   $12.26      $0.05        $ 1.90       $(0.05)        $(1.83)    $12.33
2000     10.31       0.09          2.29        (0.08)         (0.35)     12.26
1999     10.40       0.07         (0.05)       (0.07)         (0.04)     10.31
1998(1)  10.00       0.03          0.39        (0.02)            --      10.40






                                                                            Ratio
                                                                            of Net
                                                           Ratio          Investment
                                            Ratio       of Expenses       Income (Loss)
                     Net                    of Net       to Average       to Average
                   Assets,      Ratio      Investment    Net Assets       Net Assets
                     End     of Expenses    Income       (Excluding       (Excluding      Portfolio
          Total   of Period   to Average   to Average    Waivers and       Waivers and    Turnover
         Return+    (000)     Net Assets   Net Assets   Reimbursements)   Reimbursements)  Rate
         -------  ---------  -----------   ----------   ---------------   --------------- ---------
2001*    18.04%   $14,709      1.30%         0.86%         2.41%             (0.25)%       5.63%
2000     23.96     11,076      1.30          0.81          2.81              (0.70)        23.93
1999      0.26      9,552      1.30          0.59          3.10              (1.21)        11.85
1998(1)   4.25      5,691      1.30          1.45          5.07              (2.32)         6.86



* For the six month period ended April 30, 2001. All ratios for the period have been annualized.
+   Total return is for the period indicated and has not been annualized.
(1) The FMC Strategic Value Fund commenced operations on August 17, 1998. All ratios for the period have been annualized.
    Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

April 30, 2001                                                       (Unaudited)



1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with ten portfolios. The financial statements herein are those of the FMC Strategic Value Fund (the "Fund"). The financial statements of the remaining funds are not presented herein but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Trustees.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     EXPENSES -- Expenses that are directly related to the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets compared to the aggregate daily net assets of the Trust.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to Shareholders at least annually.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED -- On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The management of the Trust does not expect any material impact on results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

NOTES TO FINANCIAL STATEMENTS (concluded)               FMC STRATEGIC VALUE FUND

April 30, 2001                                                       (Unaudited)



3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND
   DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 or 0.15% of the Fund's average daily net assets. The Administrator has contractually agreed to limit its annual fee to no higher than $50,000 for the fiscal year ended October 31, 2001, and to $75,000 thereafter.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Fund.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN
   AGREEMENTS:

The Fund and First Manhattan Co. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.30%. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion.

First Union National Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2001 are as follows:

                                            (000)
                                           -------
Purchases
  U.S. Government .....................    $    --
  Other ...............................      2,115
Sales
  U.S. Government .....................         --
  Other ...............................        584

At April 30, 2001, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 2001, is as follows:


                                            (000)
                                           -------
Aggregate gross unrealized
  appreciation ........................    $ 3,357
Aggregate gross unrealized
  depreciation ........................     (1,436)
                                           -------
Net unrealized appreciation ...........    $ 1,921
                                           =======

================================================================================

                            FMC STRATEGIC VALUE FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-6009

                                    ADVISER:
                               FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS MUTUAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                               1800 M Street N.W.
                              Washington, DC 20036

                         INDEPENDENT PUBLIC ACCOUNTANTS:
                               ARTHUR ANDERSEN LLP
                               1601 Market Street
                             Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

FMC-F-007-08
================================================================================